Shareholder Report, Holdings (Details)	Jun. 30, 2026
C000020055 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020055 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	5.07%
C000020055 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	4.79%
C000020055 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	60.36%
C000020055 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.55%
C000020055 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	6.04%
C000020055 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	11.58%
C000020055 | AssetInvestments in Affiliated Funds
Holdings [Line Items]
Percent of Total Investments	1.23%
C000020055 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.48%
C000020055 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	3.92%
C000020055 | AssetPreferred Stocks
Holdings [Line Items]
Percent of Total Investments	0.08%
C000020055 | AssetWarrants
Holdings [Line Items]
Percent of Total Investments	0.00%	[1]
C000020055 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	2.33%
C000020055 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	2.31%
C000020055 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.26%
C000087850 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087850 | Communication Services
Holdings [Line Items]
Percent of Total Investments	1.53%
C000087850 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.43%
C000087850 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	0.85%
C000087850 | Financials
Holdings [Line Items]
Percent of Total Investments	2.89%
C000087850 | Health Care
Holdings [Line Items]
Percent of Total Investments	19.20%
C000087850 | Industrials
Holdings [Line Items]
Percent of Total Investments	30.29%
C000087850 | Information Technology
Holdings [Line Items]
Percent of Total Investments	31.50%
C000087850 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.60%
C000087850 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	6.04%
C000087850 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.67%
C000020054 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020054 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.87%
C000020054 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	5.08%
C000020054 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	5.81%
C000020054 | Financials
Holdings [Line Items]
Percent of Total Investments	16.10%
C000020054 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.43%
C000020054 | Industrials
Holdings [Line Items]
Percent of Total Investments	10.70%
C000020054 | Information Technology
Holdings [Line Items]
Percent of Total Investments	30.34%
C000020054 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.05%
C000020054 | Energy
Holdings [Line Items]
Percent of Total Investments	5.83%
C000020054 | Materials
Holdings [Line Items]
Percent of Total Investments	5.49%
C000020054 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.30%
C000020053 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020053 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.72%
C000020053 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.71%
C000020053 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.87%
C000020053 | Financials
Holdings [Line Items]
Percent of Total Investments	21.43%
C000020053 | Health Care
Holdings [Line Items]
Percent of Total Investments	12.00%
C000020053 | Industrials
Holdings [Line Items]
Percent of Total Investments	13.72%
C000020053 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.15%
C000020053 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.33%
C000020053 | Energy
Holdings [Line Items]
Percent of Total Investments	7.46%
C000020053 | Materials
Holdings [Line Items]
Percent of Total Investments	4.54%
C000020053 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.49%
C000020053 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.58%
C000020056 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020056 | Communication Services
Holdings [Line Items]
Percent of Total Investments	4.58%
C000020056 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.72%
C000020056 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	1.89%
C000020056 | Financials
Holdings [Line Items]
Percent of Total Investments	20.33%
C000020056 | Health Care
Holdings [Line Items]
Percent of Total Investments	14.28%
C000020056 | Industrials
Holdings [Line Items]
Percent of Total Investments	14.39%
C000020056 | Information Technology
Holdings [Line Items]
Percent of Total Investments	18.93%
C000020056 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.48%
C000020056 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	0.87%
C000020056 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.10%
C000020056 | Energy
Holdings [Line Items]
Percent of Total Investments	7.43%
C000020056 | Materials
Holdings [Line Items]
Percent of Total Investments	4.48%
C000020056 | Utilities
Holdings [Line Items]
Percent of Total Investments	4.02%
C000020056 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.50%
C000020057 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020057 | Communication Services
Holdings [Line Items]
Percent of Total Investments	3.56%
C000020057 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	9.03%
C000020057 | Financials
Holdings [Line Items]
Percent of Total Investments	5.01%
C000020057 | Health Care
Holdings [Line Items]
Percent of Total Investments	10.43%
C000020057 | Industrials
Holdings [Line Items]
Percent of Total Investments	34.09%
C000020057 | Information Technology
Holdings [Line Items]
Percent of Total Investments	29.74%
C000020057 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	3.57%
C000020057 | Money Market Funds
Holdings [Line Items]
Percent of Total Investments	2.55%
C000020057 | Time Deposits
Holdings [Line Items]
Percent of Total Investments	0.28%
C000020057 | Energy
Holdings [Line Items]
Percent of Total Investments	1.74%
C000020060 | Industry Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000020060 | Communication Services
Holdings [Line Items]
Percent of Total Investments	0.85%
C000020060 | Consumer Discretionary
Holdings [Line Items]
Percent of Total Investments	6.43%
C000020060 | Consumer Staples
Holdings [Line Items]
Percent of Total Investments	2.96%
C000020060 | Financials
Holdings [Line Items]
Percent of Total Investments	16.82%
C000020060 | Health Care
Holdings [Line Items]
Percent of Total Investments	11.34%
C000020060 | Industrials
Holdings [Line Items]
Percent of Total Investments	19.96%
C000020060 | Information Technology
Holdings [Line Items]
Percent of Total Investments	21.33%
C000020060 | Repurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.50%
C000020060 | Energy
Holdings [Line Items]
Percent of Total Investments	5.98%
C000020060 | Materials
Holdings [Line Items]
Percent of Total Investments	6.00%
C000020060 | Utilities
Holdings [Line Items]
Percent of Total Investments	6.25%
C000020060 | Real Estate
Holdings [Line Items]
Percent of Total Investments	1.58%
C000272081 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000272081 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.37%
C000272081 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.45%
C000272081 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.29%
C000272081 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.91%
C000272081 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.06%
C000272081 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.13%
C000272081 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.68%
C000272081 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.52%
C000272081 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000272081 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000272081 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.52%
C000139705 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000139705 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	21.37%
C000139705 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	55.45%
C000139705 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	4.29%
C000139705 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.91%
C000139705 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	5.06%
C000139705 | AssetMunicipal Bonds
Holdings [Line Items]
Percent of Total Investments	0.13%
C000139705 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	7.68%
C000139705 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	0.52%
C000139705 | AssetConvertible Bonds
Holdings [Line Items]
Percent of Total Investments	0.04%
C000139705 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	0.03%
C000139705 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	3.52%
C000087852 | Asset Total
Holdings [Line Items]
Percent of Total Investments	100.00%
C000087852 | AssetAsset-Backed Securities
Holdings [Line Items]
Percent of Total Investments	12.43%
C000087852 | AssetCommon Stocks
Holdings [Line Items]
Percent of Total Investments	0.01%
C000087852 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Total Investments	34.62%
C000087852 | AssetFloating Rate Loans
Holdings [Line Items]
Percent of Total Investments	1.53%
C000087852 | AssetForeign Government Obligations
Holdings [Line Items]
Percent of Total Investments	1.47%
C000087852 | AssetGovernment Sponsored Enterprises Pass-Throughs
Holdings [Line Items]
Percent of Total Investments	22.37%
C000087852 | AssetNon-Agency Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Total Investments	9.05%
C000087852 | AssetRepurchase Agreements
Holdings [Line Items]
Percent of Total Investments	1.02%
C000087852 | AssetMoney Market Funds
Holdings [Line Items]
Percent of Total Investments	0.03%
C000087852 | AssetTime Deposits
Holdings [Line Items]
Percent of Total Investments	0.00%	[2]
C000087852 | AssetGovernment Sponsored Enterprises Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Total Investments	1.59%
C000087852 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	15.08%
C000087852 | AssetGovernment Sponsored Enterprises Securities
Holdings [Line Items]
Percent of Total Investments	0.80%

[1]	Amount is less than 0.01%
[2]	Amount is less than 0.01%